DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2013
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
NOTE 16 – DERIVATIVE FINANCIAL INSTRUMENTS

We are required to record derivatives on our Consolidated Statements of Financial Condition as assets and liabilities measured at their fair value. The accounting for increases and decreases in the value of derivatives depends upon the use of derivatives and whether the derivatives qualify for hedge accounting.

Our derivative financial instruments according to the type of hedge in which they are designated at December 31 follow:

	2013
	Notional Amount	Average Maturity (Years)	Fair Value
	(Dollars in thousands)
No hedge designation
Rate-lock mortgage loan commitments	$15,754	0.1	$366
Mandatory commitments to sell mortgage loans	35,412	0.1	128
Total	$51,166	0.1	$494

	2012
	Notional Amount	Average Maturity (Years)	Fair Value
	(Dollars in thousands)

Cash flow hedge - pay-fixed interest-rate swap agreements	$10,000	2.0	$(739)

No hedge designation
Rate-lock mortgage loan commitments	$40,221	0.1	$1,368
Mandatory commitments to sell mortgage loans	88,325	0.1	(122)
Amended Warrant	2,504	6.0	(459)
Total	$131,050	0.2	$787

We have established management objectives and strategies that include interest-rate risk parameters for maximum fluctuations in net interest income and market value of portfolio equity. We monitor our interest rate risk position via simulation modeling reports. The goal of our asset/liability management efforts is to maintain profitable financial leverage within established risk parameters.

We use variable-rate and short-term fixed-rate (less than 12 months) debt obligations to fund a portion of our balance sheet, which exposes us to variability in interest rates. To meet our objectives, we may periodically enter into derivative financial instruments to mitigate exposure to fluctuations in cash flows resulting from changes in interest rates (“Cash Flow Hedges”). Cash Flow Hedges during 2013 and 2012 included certain pay-fixed interest-rate swaps which converted the variable-rate cash flows on debt obligations to fixed-rates. During the second quarter of 2013 we terminated our last pay-fixed interest rate swap and paid a termination fee of $0.6 million. The remaining unrealized loss on the terminated pay-fixed interest-rate swap which was equal to this termination fee is included in accumulated other comprehensive income and is being amortized into earnings over the remaining original life of the pay-fixed interest-rate swap.

Through certain special purposes entities (see note #10) we issued trust preferred securities as part of our capital management strategy. Certain of these trust preferred securities are variable rate which exposes us to variability in cash flows. To mitigate our exposure to fluctuations in cash flows resulting from changes in interest rates, on approximately $20.0 million of variable rate trust preferred securities, we entered into a pay-fixed interest-rate swap agreement in September, 2007. During the fourth quarter of 2009 we elected to defer payment of interest on this variable rate trust preferred security. As a result, this pay-fixed interest rate swap was transferred to a no hedge designation and the $1.6 million unrealized loss which was included as a component of accumulated other comprehensive loss at the time of the transfer was reclassified into earnings through September, 2012, which was the remaining life of this pay-fixed swap.

Pay-fixed interest-rate swaps convert the variable-rate cash flows on debt obligations to fixed-rates. Under interest-rate cap agreements, we received cash if interest rates rose above a predetermined level. As a result, we effectively had variable-rate debt with an established maximum rate. We paid an upfront premium on interest rate caps which was recognized in earnings in the same period in which the hedged item affected earnings. Unrecognized premiums from interest rate caps were zero at December 31, 2013 and 2012, respectively. Our last interest rate cap expired in July, 2011.

Certain financial derivative instruments have not been designated as hedges. The fair value of these derivative financial instruments has been recorded on our Consolidated Statements of Financial Condition and is adjusted on an ongoing basis to reflect their then current fair value. The changes in fair value of derivative financial instruments not designated as hedges are recognized in earnings.

In the ordinary course of business, we enter into rate-lock mortgage loan commitments with customers (“Rate Lock Commitments”). These commitments expose us to interest rate risk. We also enter into mandatory commitments to sell mortgage loans (“Mandatory Commitments”) to reduce the impact of price fluctuations of mortgage loans held for sale and Rate Lock Commitments. Mandatory Commitments help protect our loan sale profit margin from fluctuations in interest rates. The changes in the fair value of Rate Lock Commitments and Mandatory Commitments are recognized currently as part of gains on the sale of mortgage loans. We obtain market prices on Mandatory Commitments and Rate Lock Commitments. Net gains on the sale of mortgage loans, as well as net income (loss) may be more volatile as a result of these derivative instruments, which are not designated as hedges.

During 2010, we entered into an amended and restated warrant with the UST that would allow it to purchase our common stock at a fixed price (see note #12). Because of certain anti-dilution features included in the Amended Warrant (as defined in note #12), it was not considered to have been indexed to our common stock and was therefore accounted for as a derivative instrument and recorded as a liability. Any change in value of the Amended Warrant while it was accounted for as a derivative was recorded in other income in our Consolidated Statements of Operations. However, the anti-dilution features in the Amended Warrant which caused it to be accounted for as a derivative and included in accrued expenses and other liabilities expired on April 16, 2013. As a result, the Amended Warrant was reclassified into shareholders’ equity on that date at its then fair value which totaled $1.5 million. During the third quarter of 2013, we repurchased the Amended Warrant from the UST (see note #12).

The following tables illustrate the impact that the derivative financial instruments discussed above have on individual line items in the Consolidated Statements of Financial Condition for the periods presented:

Fair Values of Derivative Instruments

	Asset Derivatives				Liability Derivatives
	December 31,				December 31,
	2013		2012		2013		2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Derivatives designated as hedging instruments
Pay-fixed interest rate swap agreements		$-		$-	Other liabilities	$-	Other liabilities	$739
Total		-		-		-		739

Derivatives not designated as hedging instruments
Rate-lock mortgage loan commitments	Other assets	366	Other assets	1,368	Other liabilities	-	Other liabilities	-
Mandatory commitments to sell mortgage loans	Other assets	128	Other assets	-	Other liabilities	-	Other liabilities	122
Amended Warrant	Other assets	-	Other assets	-	Other liabilities	-	Other liabilities	459
Total		494		1,368		-		581

Total derivatives		$494		$1,368		$-		$1,320

The effect of derivative financial instruments on the Consolidated Statements of Operations follows:

Year Ended December 31,
	Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)			Location of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective	Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)			Location of Gain (Loss) Recognized	Gain (Loss) Recognized in Income(1)
	2013	2012	2011	Portion)	2013	2012	2011	in Income (1)	2013	2012	2011
	(In thousands)
Cash Flow Hedges
Pay-fixed interest rate swap agreements	$(37)	$(127)	$(512)	Interest expense	$(397)	$(927)	$(1,443)	Interest expense	$-	$-	$-
Interest-rate cap agreements	-	-	30	Interest expense	-	-	(15)	Interest expense	-	-	-
Total	$(37)	$(127)	$(482)		$(397)	$(927)	$(1,458)		$-	$-	$-

No hedge designation
Rate-lock mortgage loan commitments								Mortgage loan gains	$(1,002)	$511	$457
Mandatory commitments to sell mortgage loans								Mortgage loan gains	250	484	(1,981)
Amended Warrant								Decrease in fair value of U.S. Treasury warrant	(1,025)	(285)	1,137
Total									$(1,777)	$710	$(387)

(1) For cash flow hedges, this location and amount refers to the ineffective portion.